Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Paid in capital in excess of par [Member]	Accumulated deficit [Member]	Total
Balance at Jun. 30, 2010	$ 14,000	$ 121,317,000	$ (103,552,000)	$ 17,779,000
Balance (in shares) at Jun. 30, 2010	14,023,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and warrants in public offering	2,000	3,912,000	0	3,914,000
Issuance of common shares and warrants in public offering (in shares)	2,250,000			2,250,000
Issuance of common shares for exercise of options	0	7,000	0	7,000
Issuance of common shares for exercise of options (in shares)	2,917
Issuance of common shares and compensation related to restricted common stock awards	0	146,000	0	146,000
Issuance of common shares and compensation related to restricted common stock awards (in shares)	70,117
Stock-based compensation expense	0	814,000	0	814,000
Fractional shares issued pursuant to reverse stock split (in shares)	92
Net loss	0	0	(2,567,000)	(2,567,000)
Balance at Jun. 30, 2011	16,000	126,196,000	(106,119,000)	20,093,000
Balance (in shares) at Jun. 30, 2011	16,346,366
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and compensation related to unrestricted common stock awards	0	88,000	0	88,000
Issuance of common shares and compensation related to unrestricted common stock awards (in shares)	60,000
Issuance of common shares and compensation related to restricted common stock awards	0	326,000	0	326,000
Issuance of common shares and compensation related to restricted common stock awards (in shares)	6,700
Stock-based compensation expense	0	377,000	0	377,000
Net loss	0	0	(4,986,000)	(4,986,000)
Balance at Jun. 30, 2012	16,000	126,987,000	(111,105,000)	15,898,000
Balance (in shares) at Jun. 30, 2012	16,413,066			16,413,066
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and compensation related to restricted common stock awards	0	275,000	0	275,000
Issuance of common shares and compensation related to restricted common stock awards (in shares)	115,944
Stock-based compensation expense	0	198,000	0	198,000
Common stock issued to directors in lieu of cash compensation	0	33,000	0	33,000
Common stock issued to directors in lieu of cash compensation (in shares)	28,617
Net loss	0	0	(3,086,000)	(3,086,000)
Balance at Jun. 30, 2013	$ 16,000	$ 127,493,000	$ (114,191,000)	$ 13,318,000
Balance (in shares) at Jun. 30, 2013	16,557,627			16,557,627